NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
NET LOSS PER SHARE

NOTE 11 – NET LOSS PER SHARE

Basic net loss per share is computed using the weighted average number of common shares outstanding during the year. The dilutive effect of potential common shares outstanding is included in diluted net loss per share. The following table sets forth the computation of basic and diluted net loss per share for the years ended December 31, 2023 and 2022:

	For the Year Ended December 31,
	2023	2022
Net loss attributable to common shareholders	$(250,009)	$(280,517)
Weighted average common shares outstanding – Basic and diluted	45,000,000	41,821,918
Loss per shares – basic and diluted	$(0.01)	$(0.01)